REPORTABLE SEGMENTS Q - Schedule Income and Expenses by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Revenues	$ 28,401,871	$ 8,570,657	$ 50,039,632	$ 26,788,920
Gains / (losses) from operations	816,982	141,633	1,091,745	616,504
Revenues and gains / (losses) from operations	29,218,853	8,712,290	51,131,377	27,405,424
Transaction expenses	28,292,777	8,536,135	49,869,727	26,659,061
Impairment of digital assets	197,702	108,466	437,608	190,939
Compensation and benefits	85,048	57,290	206,970	179,614
Notes interest expense	14,415	7,105	42,726	21,121
Depreciation and amortization	7,397	13,008	27,468	33,464
Other expenses	77,269	29,426	228,062	92,090
Total operating expenses	28,674,608	8,751,430	50,812,561	27,176,289
Unrealized gain / (loss) on notes payable - derivative	0	(2,858)	(35,544)	(15,144)
Other income / (expense), net	957	783	2,547	2,608
Total other income / (expense)	957	(2,075)	(32,997)	(12,536)
Net income / (loss) before taxes	545,202	(41,215)	285,819	216,599
Income taxes expense / (benefit)	40,145	(7,885)	45,503	(12,602)
Net income / (loss)	505,057	(33,330)	240,316	229,201
Digital Assets
Segment Reporting Information [Line Items]
Revenues	28,397,744	8,555,809	50,025,018	26,717,351
Gains / (losses) from operations	408,121	71,158	555,961	135,043
Revenues and gains / (losses) from operations	28,805,865	8,626,967	50,580,979	26,852,394
Transaction expenses	28,290,508	8,509,752	49,807,846	26,583,046
Impairment of digital assets	197,702	47,931	319,317	67,198
Compensation and benefits	57,945	41,026	142,118	128,675
Notes interest expense	0	0	0	0
Depreciation and amortization	3,812	3,568	10,927	8,057
Other expenses	21,778	15,835	65,657	47,817
Total operating expenses	28,571,745	8,618,112	50,345,865	26,834,793
Unrealized gain / (loss) on notes payable - derivative	0	0	0	0
Other income / (expense), net	272	0	272	0
Total other income / (expense)	272	0	272	0
Net income / (loss) before taxes	234,392	8,855	235,386	17,601
Income taxes expense / (benefit)	0	0	0	0
Net income / (loss)	234,392	8,855	235,386	17,601
Data Centers
Segment Reporting Information [Line Items]
Revenues	2,662	0	2,662	0
Gains / (losses) from operations	0	0	0	0
Revenues and gains / (losses) from operations	2,662	0	2,662	0
Transaction expenses	0	0	0	0
Impairment of digital assets	0	0	0	0
Compensation and benefits	218	0	1,481	0
Notes interest expense	0	0	0	0
Depreciation and amortization	0	1,875	1,251	5,349
Other expenses	430	0	815	0
Total operating expenses	648	1,875	3,547	5,349
Unrealized gain / (loss) on notes payable - derivative	0	0	0	0
Other income / (expense), net	90	0	90	0
Total other income / (expense)	90	0	90	0
Net income / (loss) before taxes	2,104	(1,875)	(795)	(5,349)
Income taxes expense / (benefit)	0	0	0	0
Net income / (loss)	2,104	(1,875)	(795)	(5,349)
Treasury and Corporate
Segment Reporting Information [Line Items]
Revenues	1,465	14,848	11,952	71,569
Gains / (losses) from operations	408,861	70,475	535,784	481,461
Revenues and gains / (losses) from operations	410,326	85,323	547,736	553,030
Transaction expenses	2,269	26,383	61,881	76,015
Impairment of digital assets	0	60,535	118,291	123,741
Compensation and benefits	26,885	16,264	63,371	50,939
Notes interest expense	14,415	7,105	42,726	21,121
Depreciation and amortization	3,585	7,565	15,290	20,058
Other expenses	55,061	13,591	161,590	44,273
Total operating expenses	102,215	131,443	463,149	336,147
Unrealized gain / (loss) on notes payable - derivative	0	(2,858)	(35,544)	(15,144)
Other income / (expense), net	595	783	2,185	2,608
Total other income / (expense)	595	(2,075)	(33,359)	(12,536)
Net income / (loss) before taxes	308,706	(48,195)	51,228	204,347
Income taxes expense / (benefit)	40,145	(7,885)	45,503	(12,602)
Net income / (loss)	$ 268,561	$ (40,310)	$ 5,725	$ 216,949